Scudder
Income
Fund

Annual Report
December 31, 1995

o Offers opportunities for a high level of income consistent with the prudent investment of capital.

o A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER INCOME FUND

   CONTENTS

   2 In Brief

   3 Letter from the Fund's President

   4 Performance Update

   5 Portfolio Summary

   6 Portfolio Management Discussion

   9 Investment Portfolio

  13 Financial Statements

  16 Financial Highlights

  17 Notes to Financial Statements

  22 Report of Independent Accountants

  23 Tax Information

  25 Officers and Trustees

  26 Investment Products and Services

  27 How to Contact Scudder

IN BRIEF

o Scudder Income Fund benefited from 1995's declining interest rate environment and provided a total return of 18.54% for the 12 months ended December 31, edging out both the unmanaged Lehman Brothers Aggregate Bond Index and the average A-rated corporate bond fund tracked by Lipper Analytical Services, which returned 18.47% and 18.45%, respectively.

o Duration was extended--therefore increasing the portfolio's sensitivity to interest rate changes--to benefit more fully from the rally in bond prices while capturing higher yields.

o The Fund's weighting in mortgage-backed securities was trimmed, particularly in high-coupon issues trading at a premium, in favor of U.S. Treasuries.

o Going forward, if domestic economic growth continues to slow, as we expect, inflation should remain benign and the Fed should remain in an easing mode.

o The portfolio at year-end had a modestly higher duration than the bond market as a whole.

LETTER FROM THE FUND'S PRESIDENT

Dear Shareholders,

         Scudder Income Fund achieved a most gratifying 18.54% total return in 1995, partly the result of one of the best years for the bond market in U.S. history. This about face from 1994 was due to a slow growth economy, falling interest rates, and a low rate of inflation. The broad domestic bond market provided a total return of 18.47% as measured by the Lehman Brothers Aggregate Bond Index, which reflects the performance of a mix of corporate, government, and mortgage-backed securities. Falling interest rates and rising bond prices prevailed internationally as well.

         While a repeat in the coming year of 1995's exceptional performance is unlikely, the outlook for the U.S. bond market remains positive. The prospect of slow growth and low inflation provides a favorable backdrop with respect to the direction of interest rates. Disinflationary growth is expected to continue for an extended period of time, which would be a plus for the bond market.

         In addition, we see a number of long-term trends underway that support the outlook for continued low inflation in the U.S. and around the world. Technology is bringing efficiencies to every stage of the product cycle, from design to distribution. Globalization has widened the competitive universe, making inflationary price increases less likely. Deregulation is subjecting major industries to market discipline, increasing capacity and reducing supply bottlenecks. While investing will always involve uncertainties and market fluctuation, the net result of these forces may well be an era of disinflationary growth that benefits investors and raises living standards worldwide. We look forward to the challenges and opportunities afforded by the evolving economic landscape, and believe Scudder Income Fund is well-positioned to benefit from these trends.

         If you have questions about Scudder Income Fund or your investments, please contact a Scudder Investor Relations representative at 1-800-225-2470. Page 27 contains more information on how to contact us. Thank you for choosing Scudder Income Fund--America's oldest no-load mutual fund--to help meet your investment needs.

                                              Sincerely,

                                              /s/Daniel Pierce
                                              Daniel Pierce
                                              President,
                                              Scudder Income Fund

SCUDDER INCOME FUND
PERFORMANCE UPDATE as of December 31, 1995
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------
SCUDDER INCOME FUND
----------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
12/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $11,854     18.54%    18.54%
5 Year    $15,972     59.72%     9.82%
10 Year   $24,557    145.57%     9.40%

LB AGGREGATE BOND INDEX
--------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
12/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $11,847    18.47%    18.47%
5 Year    $15,727    57.27%     9.47%
10 Year   $25,079   150.79%     9.62%


A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

YEARLY PERIODS ENDED DECEMBER 31

Scudder Income Fund
Year            Amount
----------------------
85             $10,000
86             $11,475
87             $11,559
88             $12,589
89             $14,194
90             $15,375
91             $18,037
92             $19,252
93             $21,675
94             $20,715
95             $24,557

LB Aggregate Bond Index
Year            Amount
----------------------
85             $10,000
86             $11,526
87             $11,844
88             $12,778
89             $14,635
90             $15,946
91             $18,498
92             $19,867
93             $21,804
94             $21,168
95             $25,079

The unmanaged Lehman Brothers (LB) Aggregate Bond Index is a market value-weighted measure of treasury issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.




-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.


YEARLY PERIODS ENDED DECEMBER 31


                       1986    1987    1988    1989    1990    1991    1992    1993    1994    1995
                     --------------------------------------------------------------------------------
Net Asset Value...   $13.41  $12.40  $12.41  $12.89  $12.82  $13.91  $13.48  $13.71  $12.32  $13.61
Income Dividends..   $ 1.22  $ 1.10  $ 1.07  $ 1.06  $ 1.03  $  .92  $  .93  $  .87  $  .76  $  .86
Capital Gains and
Paid-In Capital
Distributions.....       --      --      --      --  $  .06  $  .14  $  .40  $  .57  $  .02  $  .09
Fund Total
Return (%)........    14.75    0.74    8.91   12.75    8.32   17.32    6.74   12.58   -4.43   18.54
Index Total
Return (%)........    15.26    2.76    7.88   14.53    8.96   16.00    7.40    9.75   -2.92   18.47


All performance is historical, assumes reinvestment of all dividends and capital gains and is not indicative of future results.
Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

PORTFOLIO SUMMARY as of December 31, 1995
---------------------------------------------------------------------------
DIVERSIFICATION
---------------------------------------------------------------------------

U.S. Gov't & Agencies    32%
Corporate Bonds          29%
U.S. Gov't Agency
Pass-Thrus               16%
Asset-Backed Securities   8%              Sector weightings are based
Foreign Bonds -                           upon our assessment of
Non U.S. $ Denominated    5%              relative valuation.
Foreign Bonds - U.S. $
Denominated               5%
Cash Equivalents          3%
Collateralized Mortgage
Obligations               2%
                        ----
                        100%
                        ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
QUALITY
--------------------------------------------------------------------------
AAA*                    67%
AA                       6%               Average quality remains a
A                       14%               high "AA".
BBB                     13%
                       ----
                       100%
                       ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
EFFECTIVE MATURITY
--------------------------------------------------------------------------
Less than 1 year        10%
1 - 5 years             31%               The portfolio is focused on
5 - 8 years             13%               intermediate-term securities
8 - 15 years            21%               where we see potential for
Greater than 15 years   25%               appreciation.
                       ----
                       100%
                       ====
Weighted average effective maturity: 11.2 years

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

For more complete details about the Fund's Investment Portfolio, see page 9.
A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

SCUDDER INCOME FUND
PORTFOLIO MANAGEMENT DISCUSSION

Dear Shareholders,

         Slowing economic growth and low inflation prompted the Federal Reserve to reverse course mid-year and cut short-term interest rates on two occasions in 1995. At the same time, rates on long-term bonds ended the year nearly two percentage points lower, falling from 7.87% to 5.95% as measured by the 30-year U.S. Treasury. This provided a favorable backdrop for Scudder Income Fund, which provided a total return of 18.54% for the 12 months ended December 31, exceeding both the Lehman Index and the average A-rated corporate bond fund tracked by Lipper Analytical Services. The Fund's 1995 total return reflects an increase in its net asset value from $12.32 at the end of 1994 to $13.61 on December 31, 1995, as well as per share income and capital gain distributions of $0.860 and $0.085, respectively.

         Throughout the period, we managed the portfolio actively, seeking to capitalize upon shifts in relative valuation among the Treasury, mortgage, and corporate sectors, as well as changes in the yield curve. Going into 1995, we extended duration--therefore increasing the portfolio's sensitivity to interest rate changes--to benefit more fully from the rally in bond prices while capturing higher yields. Although the yields on bonds with differing maturities generally go up and down together, this adjustment is not always simultaneous, and throughout the year we felt that intermediate maturities had the most potential for rate declines and price appreciation. This led to implementation of a more "bulleted" portfolio configuration focused on intermediate-term securities, rather than a "barbell" structure where a long bond is balanced with a short position to achieve the desired overall interest rate sensitivity.

         Early in the year, we began to trim our weighting in mortgage-backed securities, particularly in high-coupon issues trading at a premium, in favor of U.S. Treasuries; mortgage-backeds tend to underperform in periods of falling interest rates, as investors become wary of prepayments by homeowners and seek to maintain longer-term bond positions in order to benefit from bond market strength. Specifically, the mortgage-backed position was reduced from a peak of 35% of the portfolio in February to a low of 12% in August. Those

PORTFOLIO MANAGEMENT DISCUSSION

mortgage-backeds that the Fund continued to hold were for the most part low-coupon, discounted securities where prepayment at par would result in a gain to the portfolio. Finally, significant holdings were maintained in the corporate sector. Corporates were the strongest performing sector on a comparable maturity basis in 1995, and as the year progressed were gradually scaled back as they became less attractive versus other fixed-income alternatives.

         Looking ahead, it is unlikely that 1996 will see fixed-income prices rally to the extent they did in 1995. However, we believe the recent decline in interest rates was fully justified by underlying economic fundamentals. Moreover, economic growth is expected to continue to slow, meaning that inflation should remain benign and that the Fed is likely to continue reducing interest rates, especially if continued progress towards Federal budget restraint in Washington is seen. Interest rates are expected to trend gradually lower. Consequently, the Fund has a duration of 5.6 years entering 1996, which is modestly higher than the bond market as a whole. Intermediate-term bonds comprise 46% of the portfolio.

         In terms of sectors, as 1996 began, we had increased the Fund's mortgage-backed exposure modestly from the prior summer's nadir, to approximately 18% of the portfolio. The yield advantage offered by corporates has diminished somewhat, and the slowing economy could lead to credit concerns for economically-sensitive "cyclical" companies in particular. However, certain industries such as airlines and cable are attractive in view of restructuring efforts, and we will continue to maintain corporate exposure on a company-by-company basis. Finally, over the course of 1995 an international position of approximately 11% focused on high-quality bonds in Europe was built up. This reflects the outlook for weak growth and lower rates in that region.

                              Scudder Income Fund:
                          A Team Approach to Investing

   Scudder Income Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

   Lead Portfolio Manager William M. Hutchinson has been responsible for the Fund's day-to-day operations and overall investment strategy since he joined Scudder in 1986. Bill has over 20 years of investment experience. Stephen A. Wohler, Portfolio Manager, joined the team in 1994 and is also responsible for implementing the Fund's strategy. Steve has over 15 years' experience managing fixed-income investments and has been with Scudder since 1979.

         As always, credit quality is a strong element of our approach to managing the Fund, and the average rating of portfolio holdings remains a high "AA." Please see the chart on page 5 for a quality breakdown of the portfolio's holdings. Scudder Income Fund remains focused on providing competitive yields by identifying areas of the fixed-income market that represent strong relative value. Thank you for your continued investment in Scudder Income Fund.

Sincerely,

Your Portfolio Management Team

/s/William M. Hutchinson            /s/Stephen A. Wohler
   William M. Hutchinson               Stephen A. Wohler

                                                                        INVESTMENT PORTFOLIO  as of December 31, 1995
---------------------------------------------------------------------------------------------------------------------
                           % of         Principal                                                           Market
                        Portfolio       Amount (b)                                                         Value ($)
---------------------------------------------------------------------------------------------------------------------
                                    ---------------------------------------------------------------------------------
                          3.2%      COMMERCIAL PAPER
                                    ---------------------------------------------------------------------------------
                                    18,390,000  Associates Corp. of North America, 5.954%,
                                                  1/2/96 (Cost $18,390,000) . . . . . . . . . . . . .      18,390,000
                                                                                                         ------------
                                    ---------------------------------------------------------------------------------
                         32.0%      U.S. GOVERNMENT & AGENCIES
                                    ---------------------------------------------------------------------------------
                                    10,000,000  U.S. Treasury Bond, 7.25%, 5/15/16  . . . . . . . . .      11,418,700
                                     5,000,000  U.S. Treasury Bond, 7.875%, 2/15/21 . . . . . . . . .       6,157,050
                                    17,000,000  U.S. Treasury Bond, 6.25%, 8/15/23  . . . . . . . . .      17,491,470
                                    34,000,000  U.S. Treasury Note, 5.5%, 9/30/97 . . . . . . . . . .      34,175,440
                                    21,000,000  U.S. Treasury Note, 6.75%, 5/31/99  . . . . . . . . .      21,935,130
                                    13,000,000  U.S. Treasury Note, 6.875%, 7/31/99 . . . . . . . . .      13,650,000
                                    36,000,000  U.S. Treasury Note, 6%, 10/15/99  . . . . . . . . . .      36,900,000
                                    23,000,000  U.S. Treasury Note, 6.375%, 8/15/02 . . . . . . . . .      24,117,570
                                    10,000,000  U.S. Treasury Note, 5.75%, 8/15/03  . . . . . . . . .      10,120,300
                                    15,000,000  U.S. Treasury Separate Trading Registered
                                                  Interest and Principal, 5/15/09 (5.95% (c)) (d) . .       6,850,050
                                                                                                          -----------
                                                TOTAL U.S. GOVERNMENT & AGENCIES
                                                  (Cost $176,435,071) . . . . . . . . . . . . . . . .     182,815,710
                                                                                                          -----------
                                    ---------------------------------------------------------------------------------
                         16.4%      U.S. GOVERNMENT AGENCY PASS-THRUS
                                    ---------------------------------------------------------------------------------
                                    21,727,525  Federal National Mortgage Association,
                                                  6.5%, 10/1/25 . . . . . . . . . . . . . . . . . . .      21,469,402
                                    25,949,018  Federal National Mortgage Association,
                                                  7%, 8/1/25  . . . . . . . . . . . . . . . . . . . .      26,159,724
                                    25,131,256  Federal National Mortgage Association,
                                                  7%, 11/1/25 . . . . . . . . . . . . . . . . . . . .      25,335,322
                                    18,998,414  Government National Mortgage Association
                                                  10%, 2/15/25  . . . . . . . . . . . . . . . . . . .      21,010,916
                                                                                                          -----------
                                                TOTAL U.S. GOVERNMENT AGENCY PASS-THRUS
                                                  (Cost $92,181,526)  . . . . . . . . . . . . . . . .      93,975,364
                                                                                                          -----------
                                    ---------------------------------------------------------------------------------
                          1.5%      COLLATERALIZED MORTGAGE OBLIGATIONS
                                    ---------------------------------------------------------------------------------
                                     8,832,551  Prudential Home Mortgage Securities Co.,
                                                  1993-4 Series A3, 7%, 3/25/23
                                                  (Cost $8,945,718) . . . . . . . . . . . . . . . . .       8,821,510
                                                                                                          -----------
                                    ---------------------------------------------------------------------------------
                          5.1%      FOREIGN BONDS -- U.S. $ DENOMINATED
                                    ---------------------------------------------------------------------------------
                                    10,000,000  Abbey National PLC Global Medium Term
                                                  Note, 6.69%, 10/17/05 . . . . . . . . . . . . . . .      10,287,500


   The accompanying notes are an integral part of the financial statements.

                                                                             ---
                                                                              9

SCUDDER INCOME FUND
--------------------------------------------------------------------------------------------------------------------
                           % of         Principal                                                           Market
                        Portfolio       Amount (b)                                                         Value ($)
--------------------------------------------------------------------------------------------------------------------
                                     2,000,000  British Columbia Hydro & Power, Series GG,
                                                  15%, 4/15/11 . . . . . . . . . . . . . . . . . . . .     2,154,720
                                     1,000,000  British Columbia Hydro & Power, Series FH,
                                                  15.5%, 7/15/11 . . . . . . . . . . . . . . . . . . .     1,116,410
                                     1,000,000  British Columbia Hydro & Power, Series FF,
                                                  15.5%, 11/15/11  . . . . . . . . . . . . . . . . . .     1,146,990
                                     7,500,000  KFW International Finance Inc. guaranteed
                                                  note, 9.5%, 12/15/00 . . . . . . . . . . . . . . . .     8,671,725
                                     1,000,000  Province of Ontario debenture, 15.75%, 3/15/12 . . . .     1,168,220
                                     4,425,000  State Development Institute of Hungary,
                                                  10.5%, 8/31/00 . . . . . . . . . . . . . . . . . . .     4,798,359
                                                                                                         -----------
                                                TOTAL FOREIGN BONDS - U.S. $ DENOMINATED
                                                  (Cost $27,590,218) . . . . . . . . . . . . . . . . .    29,343,924
                                                                                                         -----------
                                    --------------------------------------------------------------------------------
                          5.3%      FOREIGN BONDS - NON U.S. $ DENOMINATED
                                    --------------------------------------------------------------------------------
                               DEM  20,000,000  Federal Republic of Germany, 6.5%, 7/15/03 . . . . . .    14,536,824
                               FRF  73,000,000  Government of France OAT, 7.5%, 4/25/05  . . . . . . .    15,794,030
                                                                                                         -----------
                                                TOTAL FOREIGN BONDS -- NON
                                                U.S. $ DENOMINATED (Cost $28,980,356)  . . . . . . . .    30,330,854
                                                                                                         -----------
                                    --------------------------------------------------------------------------------
                          7.5%      ASSET-BACKED SECURITIES
                                    --------------------------------------------------------------------------------
CREDIT CARD RECEIVABLES   4.0%      15,500,000  Sears Credit Account Master Trust
                                                  Series 1995-4, 6.25%, 1/15/03  . . . . . . . . . . .    15,790,625
                                     7,000,000  Standard Credit Card Master Trust, Series
                                                  1991-1A, 8.5%, 8/7/97  . . . . . . . . . . . . . . .     7,085,260
                                                                                                         -----------
                                                                                                          22,875,885
                                                                                                         -----------
HOME EQUITY LOANS         0.3%       1,492,490  Fleet Financial Home Equity Trust,
                                                  Series 1991-2A, 6.7%, 10/15/06 . . . . . . . . . . .     1,506,482
                                                                                                         -----------
MANUFACTURED HOUSING
RECEIVABLES               3.2%       8,071,000  Green Tree Financial Corp., 9.2%, 6/15/25  . . . . . .     9,059,698
                                     8,500,000  Merrill Lynch Mortgage Investors Inc., "B",
                                                  Series 1991-D, 9.85%, 7/15/11  . . . . . . . . . . .     9,206,520
                                                                                                         -----------
                                                                                                          18,266,218
                                                                                                         -----------
                                                TOTAL ASSET-BACKED SECURITIES
                                                  (Cost $40,532,951) . . . . . . . . . . . . . . . . .    42,648,585
                                                                                                         -----------

   The accompanying notes are an integral part of the financial statements.

----
 10

                                                                                                INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                           % of         Principal                                                           Market
                        Portfolio       Amount (b)                                                         Value ($)
--------------------------------------------------------------------------------------------------------------------
                                    --------------------------------------------------------------------------------
                         29.0%      CORPORATE BONDS
                                    --------------------------------------------------------------------------------
CONSUMER STAPLES          0.8%       5,000,000  Borden Inc., 7.875%, 2/15/23 . . . . . . . . . . . . .     4,671,200
                                                                                                         -----------
COMMUNICATIONS            2.8%       4,000,000  Pacific Northwest Bell Telephone Co.
                                                  debenture, 7.5%, 12/1/96 . . . . . . . . . . . . . .     4,068,600
                                    11,000,000  TCI Communications Inc., 8%, 8/1/05  . . . . . . . . .    11,676,390
                                                                                                         -----------
                                                                                                          15,744,990
                                                                                                         -----------
FINANCIAL                 9.0%      10,000,000  Ford Motor Credit Co. Global Note, 5.625%,
                                                  12/15/98 . . . . . . . . . . . . . . . . . . . . . .     9,927,200
                                     9,000,000  General Electric Capital Services, 7.5%, 8/21/35 . . .    10,205,910
                                    15,000,000  HSBC Finanz Nederland B.V., 7.4%, 4/15/03  . . . . . .    15,862,500
                                    15,000,000  NationsBank Corp., 7.25%, 10/15/25 . . . . . . . . . .    15,565,200
                                                                                                         -----------
                                                                                                          51,560,810
                                                                                                         -----------

MEDIA                     2.4%      12,000,000  Time Warner Inc., 9.125%, 1/15/13  . . . . . . . . . .    13,523,400
                                                                                                         -----------

DURABLES                  4.9%      10,000,000  Boeing Co., 6.875%, 10/15/43 . . . . . . . . . . . . .    10,222,600
                                     5,000,000  Ford Motor Credit Co., 6.25%, 2/26/98  . . . . . . . .     5,074,550
                                    10,000,000  McDonnell Douglas Corp., 9.75%, 4/1/12 . . . . . . . .    12,874,400
                                                                                                         -----------
                                                                                                          28,171,550
                                                                                                         -----------

MANUFACTURING             2.0%      10,000,000  Nova Corp. of Alberta, 7.875%, 4/1/23  . . . . . . . .    11,205,000
                                                                                                         -----------
TECHNOLOGY                4.7%      15,000,000  International Business Machines Corp.,
                                                  7%, 10/30/45 . . . . . . . . . . . . . . . . . . . .    15,450,000
                                    10,000,000  Loral Corp., 8.375%, 6/15/24 . . . . . . . . . . . . .    11,483,300
                                                                                                         -----------
                                                                                                          26,933,300
                                                                                                         -----------

TRANSPORTATION            2.4%      10,000,000  AMR Corp., 9.75%, 8/15/21  . . . . . . . . . . . . . .    11,975,000
                                       820,000  Missouri Pacific Railroad Co. Equipment
                                                  Trust, Series 21, 14.125%, 3/15/96 . . . . . . . . .       833,505
                                       770,000  Missouri Pacific Railroad Co. Equipment Trust,
                                                  Series 21, 14.125%, 3/15/97  . . . . . . . . . . . .       847,662
                                                                                                         -----------
                                                                                                          13,656,167
                                                                                                         -----------
                                                TOTAL CORPORATE BONDS (Cost $154,115,928)  . . . . . .   165,466,417
                                                                                                         -----------
--------------------------------------------------------------------------------------------------------------------
                                                TOTAL INVESTMENT PORTFOLIO -- 100.0%
                                                  (Cost $547,171,768) (a)  . . . . . . . . . . . . . .   571,792,364
                                                                                                         ===========

   The accompanying notes are an integral part of the financial statements.

                                                                            ----
                                                                             11

SCUDDER INCOME FUND
--------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $547,190,674. At
    December 31, 1995, net unrealized appreciation for all securities based on tax cost was $24,601,690. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $26,435,021 and aggregate gross unrealized depreciation for all securities in which there was an excess tax cost over market value of $1,833,331.

(b) Principal amount is stated in U.S. dollars unless otherwise noted.

(c) Bond equivalent yield to maturity; not a coupon rate.

(d) At December 31, 1995 these securities, in part or in whole, have been pledged to cover initial margin requirements for open futures contracts.

AT DECEMBER 31, 1995, OPEN FUTURES CONTRACTS SOLD SHORT WERE AS FOLLOWS
(NOTE A):

                                                Aggregate            Market
Futures            Expiration    Contracts     Face Value ($)       Value ($)
-------            ----------    ---------     --------------      ----------
30 Year U.S.
 Treasury Bonds    Mar. 1996        140          16,490,111        17,005,625
                                                                   ==========

Net unrealized depreciation on open futures contracts sold short     (515,514)
                                                                   ==========

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments will be shorter than stated maturities due to prepayments.

CURRENCY ABBREVIATIONS
DEM   German deutschemark
FRF   French franc


   The accompanying notes are an integral part of the financial statements.


----
 12

                                                                       FINANCIAL STATEMENTS
-------------------------------------------------------------------------------------------
                     STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------
DECEMBER 31, 1995
-------------------------------------------------------------------------------------------
ASSETS
Investments, at market (identified cost $547,171,768)
  (Note A) . . . . . . . . . . . . . . . . . . . . . . . . .                   $571,792,364
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          1,867
Receivables:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . .                      8,508,334
  Fund shares sold . . . . . . . . . . . . . . . . . . . . .                        890,593
Unrealized appreciation on forward currency
  exchange contracts (Notes A and D) . . . . . . . . . . . .                        145,645
Other assets . . . . . . . . . . . . . . . . . . . . . . . .                          4,144
                                                                               ------------
    Total assets . . . . . . . . . . . . . . . . . . . . . .                    581,342,947

LIABILITIES
Payables:
  Fund shares redeemed . . . . . . . . . . . . . . . . . . .    $ 2,031,057
  Accrued management fee (Note C)  . . . . . . . . . . . . .        292,300
  Other accrued expenses (Note C)  . . . . . . . . . . . . .        375,249
  Daily variation margin on open futures
    contracts (Note A) . . . . . . . . . . . . . . . . . . .         48,125
  Unrealized depreciation on forward currency
    exchange contracts (Notes A and D) . . . . . . . . . . .        329,268
                                                                -----------
    Total liabilities  . . . . . . . . . . . . . . . . . . .                      3,075,999
                                                                               ------------
Net assets, at market value  . . . . . . . . . . . . . . . .                   $578,266,948
                                                                               ============
NET ASSETS
Net assets consist of:
  Undistributed net investment income  . . . . . . . . . . .                   $    968,007
  Net unrealized appreciation (depreciation) on:
    Investments  . . . . . . . . . . . . . . . . . . . . . .                     24,620,596
    Futures contracts  . . . . . . . . . . . . . . . . . . .                       (515,514)
    Foreign currency related transactions  . . . . . . . . .                       (177,638)
  Accumulated distributions in excess of net
    realized gain  . . . . . . . . . . . . . . . . . . . . .                     (3,500,948)
  Shares of beneficial interest  . . . . . . . . . . . . . .                        424,995
  Additional paid-in capital . . . . . . . . . . . . . . . .                    556,447,450
                                                                               ------------
Net assets, at market value  . . . . . . . . . . . . . . . .                   $578,266,948
                                                                               ============
NET ASSET VALUE, offering and redemption price per share
        ($578,266,948 divided by 42,499,531 outstanding shares of
        beneficial interest, $.01 par value, unlimited number
        of shares authorized)  . . . . . . . . . . . . . . .                         $13.61
                                                                                     ======

   The accompanying notes are an integral part of the financial statements.

                                                                            ----
                                                                             13


SCUDDER INCOME FUND
---------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1995
---------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest ...............................................                    $38,149,074

Expenses:
Management fee (Note C) ................................     $ 3,207,423
Services to shareholders (Note C) ......................       1,446,739
Custodian and accounting fees (Note C) .................         158,871
Trustees' fees (Note C) ................................          35,141
Reports to shareholders ................................         152,385
State registration .....................................          38,074
Auditing ...............................................          52,149
Legal ..................................................          11,589
Other ..................................................          29,607      5,131,978
                                                             --------------------------
Net investment income ..................................                     33,017,096
                                                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
     Investment transactions ...........................      18,279,783
     Foreign currency related transactions .............       1,114,873
     Futures contracts .................................      (4,848,967)    14,545,689
                                                             -----------
Net unrealized appreciation (depreciation) during
     the period on:
     Investments .......................................      40,882,269
     Foreign currency related transactions .............        (177,638)
     Futures contracts .................................        (314,965)    40,389,666
                                                             --------------------------
Net gain on investments ................................                     54,935,355
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...                    $87,952,451
                                                                            ===========





   The accompanying notes are an integral part of the financial statements.

----
 14

                                                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------------

                     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------

                                                           YEARS ENDED DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                          1995              1994
--------------------------------------------------------------------------------------
Operations:
Net investment income ............................    $  33,017,096      $  31,597,928
Net realized gain (loss) from investment
  transactions ...................................       14,545,689        (11,342,040)
Net unrealized appreciation (depreciation)
  on investment transactions
  during the period ..............................       40,389,666        (44,189,052)
                                                      -------------      -------------
Net increase (decrease) in net assets
  resulting from operations ......................       87,952,451        (23,933,164)
                                                      -------------      -------------
Distributions to shareholders:
From net investment income ($.86 and $.76
  per share, respectively) .......................      (34,339,511)       (28,504,095)
                                                      -------------      -------------
From net realized gains ($.03 per
  share for December 31, 1995) ...................       (1,076,384)                --
                                                      -------------      -------------
In excess of net realized gains ($.06 and $.02
  per share, respectively) .......................       (2,464,465)          (770,819)
                                                      -------------      -------------
Fund share transactions:
Proceeds from shares sold .........................     148,070,784        146,572,410
                                                      -------------      -------------
Net asset value of shares issued to
  shareholders in reinvestment of distributions ...      32,942,112         24,501,727
Cost of shares redeemed ...........................    (116,046,438)      (163,297,477)
                                                      -------------      -------------
Net increase in net assets from Fund share
  transactions ....................................      64,966,458          7,776,660
                                                      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS .................     115,038,549        (45,431,418)
Net assets at beginning of period .................     463,228,399        508,659,817
                                                      -------------      -------------
NET ASSETS AT END OF PERIOD (including
  undistributed net investment income of
  $968,007 and $1,253,937, respectively) ..........   $ 578,266,948       $463,228,399
                                                      =============      =============
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES
Shares outstanding at beginning of period .........      37,601,071         37,090,412
                                                      -------------      -------------
Shares sold .......................................      11,192,844         11,195,296
Shares issued to shareholders in
  reinvestment of distributions ...................       2,478,660          1,951,688
Shares redeemed ...................................      (8,773,044)       (12,636,325)
                                                      -------------      -------------
Net increase in Fund shares .......................       4,898,460            510,659
                                                      -------------      -------------
Shares outstanding at end of period ...............      42,499,531         37,601,071
                                                      =============      =============


   The accompanying notes are an integral part of the financial statements.



                                                                            ----
                                                                             15


SCUDDER INCOME FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                    Years Ended December 31,
                             ------------------------------------------------------------------------------------------------------
                               1995      1986       1987       1988       1989      1990         1991      1992      1993      1994
                             ------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of
    period ...............   $12.32    $13.71     $13.48     $13.91     $12.82    $12.89       $12.41    $12.40    $13.41    $12.82
                             ------    ------     ------     ------     ------    ------       ------    ------    ------    ------
Income from
  investment
  operations:
  Net investment income ..      .83       .84        .90        .95        .93      1.03         1.05      1.07      1.08      1.22
  Net realized and
    unrealized gain
    (loss) on
    investments ..........     1.41     (1.45)       .77       (.05)      1.22      (.01)         .49       .01      (.99)      .59
                             ------    ------     ------     ------     ------    ------       ------    ------    ------    ------
Total from
  investment
  operations .............     2.24      (.61)      1.67        .90       2.15      1.02         1.54      1.08       .09      1.81
                             ------    ------     ------     ------     ------    ------       ------    ------    ------    ------
Less distributions:
  From net
    investment
    income ...............     (.86)     (.76)      (.87)      (.93)      (.92)    (1.03)       (1.06)    (1.07)    (1.10)    (1.22)
  From paid-in
    capital ..............       --        --         --         --         --      (.06)(a)       --        --        --        --
  From net realized
    gains on
    investment
    transactions .........     (.03)       --       (.45)      (.40)      (.14)       --           --        --        --        --
  In excess of net
    realized gains .......     (.06)     (.02)      (.12)        --         --        --           --        --        --        --
                             ------    ------     ------     ------     ------    ------       ------    ------    ------    ------
  Total distributions ....     (.95)     (.78)     (1.44)     (1.33)     (1.06)    (1.09)       (1.06)    (1.07)    (1.10)    (1.22)
                             ------    ------     ------     ------     ------    ------       ------    ------    ------    ------
Net asset value,
  end of period ..........   $13.61    $12.32     $13.71     $13.48     $13.91    $12.82       $12.89    $12.41    $12.40    $13.41
                             ======    ======     ======     ======     ======    ======       ======    ======    ======    ======
TOTAL RETURN (%) .........    18.54     (4.43)     12.58       6.74      17.32      8.32        12.75      8.91       .74     14.75
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
  period ($ millions) ....      578       463        509        457        403       302          272       245       242       249
Ratio of operating
  expenses to average
  daily net assets (%) ...      .99       .97        .92        .93        .97       .95          .93       .94       .94       .88
Ratio of net investment
  income to average
  daily net assets (%) ...     6.35      6.43       6.32       7.05       7.13      8.21         8.23      8.53      8.37      9.12
Portfolio turnover
  rate (%) ...............   128.25      60.3      130.6      121.3      109.6      48.0         63.2      19.6      33.7      24.1

(a)  Distribution made (as a result of foreign currency related gains on the disposition of foreign bonds) in order to avoid the payment of a 4% federal excise tax under Internal Revenue Code section 4982.





----
 16

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

A.  SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
Scudder Income Fund (the "Fund") is a diversified series of Scudder Portfolio Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

SECURITY VALUATION. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

        (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

        (ii) purchases and sales of investment securities, interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on interest and foreign withholding taxes.



                                                                            ----
                                                                             17

SCUDDER INCOME FUND
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies and as a hedge against changes in exchange rates relating to foreign currency denominated assets.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

FUTURES CONTRACTS. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date). During the period the Fund sold interest rate futures to hedge against declines in the value of portfolio securities.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.




----
 18

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Certain risks may arise upon entering into futures contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no federal income tax provision was required.

DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income are made quarterly. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated investments and futures. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.




                                                                            ----
                                                                             19

SCUDDER INCOME FUND
--------------------------------------------------------------------------------

OTHER. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All original issue discounts are accreted for both tax and financial reporting purposes.

B. PURCHASES AND SALES OF SECURITIES
--------------------------------------------------------------------------------
For the year ended December 31, 1995, purchases and sales of investment securities (excluding short-term investments and U.S. Government obligations) aggregated $373,880,430 and $385,391,156, respectively. Purchases and sales of U.S. Government obligations aggregated $268,436,164 and $226,540,111, respectively.

The aggregate face value of futures contracts opened and closed during the year ended December 31, 1995 was $464,966,618 and $488,246,990, respectively.

C. RELATED PARTIES
--------------------------------------------------------------------------------
Under the Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. ("the Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement is equal to an annual rate of 0.65% on the first $200,000,000 of average daily net assets, 0.60% on the next $300,000,000 of such net assets, and 0.55% of such net assets in excess of $500,000,000, computed and accrued daily and payable monthly. The Agreement provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. For the year ended December 31, 1995, the fee pursuant to the Agreement amounted to $3,207,423, which was equivalent to an annual effective rate of 0.62% of the Fund's average daily net assets.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended December 31, 1995, the amount charged to the Fund by SSC aggregated $1,250,139, of which $215,901 is unpaid at December 31, 1995.


----
 20

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Effective January 12, 1995, Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, assumed responsibility for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended December 31, 1995, the amount charged to the Fund by SFAC aggregated $74,981, of which $6,709 is unpaid at December 31, 1995.

The Fund pays each Trustee not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended December 31, 1995, Trustees' fees aggregated $35,141.

D.  COMMITMENTS
--------------------------------------------------------------------------------
As of December 31, 1995, the Fund had entered into the following forward foreign currency exchange contracts resulting in net unrealized depreciation of $183,623.


                                                            NET UNREALIZED
                                                             APPRECIATION
                                                            (DEPRECIATION)
CONTRACTS TO DELIVER    IN EXCHANGE FOR   SETTLEMENT DATE       (U.S.$)
--------------------    ---------------   ---------------   --------------
DEM       20,286,722    USD  14,322,533       1/22/96           145,645
FRF       71,240,700    USD  14,242,443       1/22/96          (329,268)
                                                               --------
                                                               (183,623)
                                                               ========




                                                                           ----
                                                                            21

SCUDDER INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE TRUSTEES AND SHAREHOLDERS OF SCUDDER INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Scudder Income Fund, including the investment portfolio, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Income Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
February 7, 1996




----
 22

                                                                 TAX INFORMATION
--------------------------------------------------------------------------------

The Fund paid distributions of $.065 per share from long-term capital gains during its year ended December 31, 1995. Pursuant to section 852 of the Internal Revenue Code, the Fund designates $3,136,134 as capital gain dividends for its fiscal year ended December 31, 1995.

By now shareholders to which year-end tax reporting is required by the IRS should have received their Form 1099-DIV and tax information letter from the Fund. For corporate shareholders, none of the income dividends paid during the Fund's fiscal year ended December 31, 1995 qualified for the dividends received deduction.

In many states the amount of income you received from obligations of the U.S. Government is exempt from your state income taxes. The percentage of the Fund's 1995 ordinary income which includes net short-term capital gains that was derived from direct obligations of the U.S. Government was 23.18%.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.



                                                                            ----
                                                                             23

                      (This page intentionally left blank.)

OFFICERS AND TRUSTEES

Daniel Pierce*
    President and Trustee

Henry P. Becton, Jr.
    Trustee; President and General Manager, WGBH Educational Foundation

Dudley H. Ladd*
    Trustee

David S. Lee*
    Vice President and Trustee

George M. Lovejoy, Jr.
    Trustee; President and Director, Fifty Associates

Wesley W. Marple, Jr.
    Trustee; Professor of Business Administration, Northeastern University, College of Business Administration

Jean C. Tempel
    Trustee; Director, General Partner, TL Ventures

Jerard K. Hartman*
    Vice President

William M. Hutchinson*
    Vice President

Thomas W. Joseph*
    Vice President

Valerie F. Malter*
    Vice President

Thomas F. McDonough*
    Vice President, Secretary and Assistant Treasurer

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Coleen Downs Dinneen*
    Assistant Secretary

* Scudder, Stevens & Clark, Inc.

INVESTMENT PRODUCTS AND SERVICES

 The Scudder Family of Funds
 -----------------------------------------------------------------------------------------------------------------
                 Money Market                                        Income
                   Scudder Cash Investment Trust                       Scudder Emerging Markets Income Fund
                   Scudder U.S. Treasury Money Fund                    Scudder Global Bond Fund
                 Tax Free Money Market+                                Scudder GNMA Fund
                   Scudder Tax Free Money Fund                         Scudder Income Fund
                   Scudder California Tax Free Money Fund*             Scudder International Bond Fund
                   Scudder New York Tax Free Money Fund*               Scudder Short Term Bond Fund
                 Tax Free+                                             Scudder Zero Coupon 2000 Fund
                   Scudder California Tax Free Fund*                 Growth
                   Scudder High Yield Tax Free Fund                    Scudder Capital Growth Fund
                   Scudder Limited Term Tax Free Fund                  Scudder Development Fund
                   Scudder Managed Municipal Bonds                     Scudder Global Fund
                   Scudder Massachusetts Limited Term Tax Free Fund*   Scudder Global Small Company Fund
                   Scudder Massachusetts Tax Free Fund*                Scudder Gold Fund
                   Scudder Medium Term Tax Free Fund                   Scudder Greater Europe Growth Fund
                   Scudder New York Tax Free Fund*                     Scudder International Fund
                   Scudder Ohio Tax Free Fund*                         Scudder Latin America Fund
                   Scudder Pennsylvania Tax Free Fund*                 Scudder Pacific Opportunities Fund
                 Growth and Income                                     Scudder Quality Growth Fund
                   Scudder Balanced Fund                               Scudder Small Company Value Fund
                   Scudder Growth and Income Fund                      Scudder Value Fund
                                                                       The Japan Fund

 Retirement Plans and Tax-Advantaged Investments
 -----------------------------------------------------------------------------------------------------------------
                   IRAs                                                403(b) Plans
                   Keogh Plans                                         SEP-IRAs
                   Scudder Horizon Plan+++* (a variable annuity)       Profit Sharing and Money Purchase
                   401(k) Plans                                            Pension Plans

 Closed-End Funds#
 -----------------------------------------------------------------------------------------------------------------
                   The Argentina Fund, Inc.                            The Latin America Dollar Income Fund, Inc.
                   The Brazil Fund, Inc.                               Montgomery Street Income Securities, Inc.
                   The First Iberian Fund, Inc.                        Scudder New Asia Fund, Inc.
                   The Korea Fund, Inc.                                Scudder New Europe Fund, Inc.
                                                                       Scudder World Income Opportunities Fund, Inc.

 Institutional Cash Management
 -----------------------------------------------------------------------------------------------------------------
                   Scudder Institutional Fund, Inc.                    Scudder Treasurers Trust(TM)++
                   Scudder Fund, Inc.
 -----------------------------------------------------------------------------------------------------------------

    For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states.+++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc. are traded on various stock exchanges. ++For information on Scudder Treasurers Trust,(TM) an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call 1-800-541-7703.

HOW TO CONTACT SCUDDER

 Account Service and Information
 -------------------------------------------------------------------------------------------------------------
                                         For existing account service and transactions

                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-5163

                                         For personalized information about your
                                         Scudder accounts; exchanges and
                                         redemptions; or information on any
                                         Scudder fund

                                         SCUDDER AUTOMATED INFORMATION LINE (SAIL)
                                         1-800-343-2890

 Investment Information
 -------------------------------------------------------------------------------------------------------------
                                         To receive information about the Scudder funds, for additional applications and prospectuses, or for investment questions

                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-2470

                                         For establishing 401(k) and 403(b) plans

                                         SCUDDER DEFINED CONTRIBUTION SERVICES
                                         1-800-323-6105

 Please address all correspondence to
 -------------------------------------------------------------------------------------------------------------
                                         THE SCUDDER FUNDS
                                         P.O. BOX 2291
                                         BOSTON, MASSACHUSETTS
                                         02107-2291

 Or stop by a Scudder Funds Center
 -------------------------------------------------------------------------------------------------------------
                                         Many shareholders enjoy the personal,
                                         one-on-one service of the Scudder Funds
                                         Centers. Check for a Funds Center near
                                         you--they can be found in the following
                                         cities:

                                         Boca Raton                            New York
                                         Boston                                Portland, OR
                                         Chicago                               San Diego
                                         Cincinnati                            San Francisco
                                         Los Angeles                           Scottsdale
-------------------------------------------------------------------------------------------------------------

                                         For information on Scudder            For information on Scudder
                                         Treasurers Trust,(TM)                 Institutional Funds,* funds
                                         an institutional cash                 designed to meet the broad
                                         management service for                investment management and
                                         corporations, non-profit              service needs of banks and
                                         organizations and trusts that uses    other institutions, call
                                         certain portfolios of Scudder         1-800-854-8525.
                                         Fund, Inc.* ($100,000 minimum), call
                                         1-800-541-7703.

  -------------------------------------------------------------------------------------------------------------

    Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

 * Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Celebrating Over 75 Years of Serving Investors

    Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer 37 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

    Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.